Income Taxes	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Income Taxes

NOTE 25:  INCOME TAXES

The provision for (recovery of) income taxes is comprised of the following:

Provision for (Recovery of) Income Taxes
(millions of Canadian dollars)	For the years ended October 31
	2020	2019	2018
Provision for income taxes – Consolidated Statement of Income
Current income taxes
Provision for (recovery of) income taxes for the current period	$2,287	$2,675	$2,873

Adjustments in respect of prior years and other	(70)	93	(76)

Total current income taxes	2,217	2,768	2,797
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	(1,075)	54	76
Effect of changes in tax rates	(1)	10	302

Adjustments in respect of prior years and other	11	(97)	7

Total deferred income taxes	(1,065)	(33)	385

Total provision for income taxes – Consolidated Statement of Income	1,152	2,735	3,182
Provision for (recovery of) income taxes – Statement of Other Comprehensive Income
Current income taxes	406	37	(48)

Deferred income taxes	705	1,070	(701)

	1,111	1,107	(749)
Income taxes – other non-income related items including business combinations and other adjustments
Current income taxes	(30)	(7)	(3)

Deferred income taxes	(194)	(6)	(2)

	(224)	(13)	(5)
Total provision for (recovery of) income taxes	2,039	3,829	2,428
Current income taxes
Federal	1,170	1,256	1,491
Provincial	818	891	1,055

Foreign	605	651	200

	2,593	2,798	2,746
Deferred income taxes
Federal	(143)	127	(244)
Provincial	(96)	87	(160)

Foreign	(315)	817	86

	(554)	1,031	(318)
Total provision for (recovery of) income taxes	$2,039	$3,829	$2,428

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “U.S. Tax Act”), which made broad and complex changes to the U.S. tax code.

The reduction of the U.S. federal corporate tax rate enacted by the U.S. Tax Act resulted in an adjustment during 2018 to the Bank’s U.S. deferred tax assets and liabilities to the lower base rate of 21%. The impact for the year ended October 31, 2018 was a reduction in the value of the Bank’s net deferred tax assets resulting in a $366 million income tax expense recorded in the Provision for (recovery of) income taxes on the Consolidated Statement of Income, a $22 million deferred income tax benefit recorded in other comprehensive income and a $12 million deferred income tax expense recorded in retained earnings.

The impact of the U.S. Tax Act on the Bank’s statutory and effective tax rate is outlined in the following table as part of the Rate differentials on international operations.

The Bank’s statutory and effective tax rate is outlined in the following table.

Reconciliation to Statutory Income Tax Rate
(millions of Canadian dollars, except as noted)		2020		2019		2018
Income taxes at Canadian statutory income tax rate	$3,141	26.4%	$3,502	26.5%	$3,648	26.5%
Increase (decrease) resulting from:
Dividends received	(120)	(1.0)	(104)	(0.8)	(142)	(1.0)
Rate differentials on international operations[1]	(1,927)	(16.2)	(728)	(5.5)	(343)	(2.5)

Other – net	58	0.5	65	0.5	19	0.1
Provision for income taxes and effective income tax rate	$1,152	9.7%	$2,735	20.7%	$3,182	23.1%

[1]

Reflects the impact of the sale of the Bank’s investment in TD Ameritrade, including the non-taxable revaluation gain, the release of non-taxable cumulative currency translation gains from AOCI, and the release of a deferred tax liability.

The Canada Revenue Agency (CRA), Revenu Québec Agency (RQA) and Alberta Tax and Revenue Administration (ATRA) are denying certain dividend deductions claimed by the Bank. During the year ended October 31, 2020, the CRA reassessed the Bank for $239 million of additional income tax and interest in respect of its 2015 taxation year, the RQA reassessed the Bank for $20 million of additional income tax and interest for the years 2011 to 2014, and the ATRA reassessed the Bank for $18 million of additional income tax and interest in respect of its 2014 taxation year. To date, the CRA has reassessed the Bank for $1,032 million of income tax and interest for the years 2011 to 2015, the RQA has reassessed the Bank for $26 million for the years 2011 to 2014, and the ATRA has reassessed the Bank for $33 million for the years 2011 to 2014. In total, the Bank has been reassessed for $1,091 million of income tax and interest. The Bank expects the CRA, RQA, and ATRA to reassess open years on the same basis. The Bank is of the view that its tax filing positions were appropriate and intends to challenge all reassessments.

Deferred tax assets and liabilities comprise of the following:

Deferred Tax Assets and Liabilities
(millions of Canadian dollars)	As at
	October 31 2020	October 31 2019
Deferred tax assets
Allowance for credit losses	$1,705	$965
Trading loans	43	50
Employee benefits	834	844
Pensions	516	344
Losses available for carry forward	96	95
Tax credits	133	228
Land, buildings, equipment, and other depreciable assets	111	–
Intangibles	87	–

Other	236	88

Total deferred tax assets	3,761	2,614
Deferred tax liabilities
Securities	1,404	527
Land, buildings, equipment, and other depreciable assets	–	242
Deferred (income) expense	73	91
Intangibles	–	40

Goodwill	124	108

Total deferred tax liabilities	1,601	1,008

Net deferred tax assets	2,160	1,606
Reflected on the Consolidated Balance Sheet as follows:
Deferred tax assets	2,444	1,799

Deferred tax liabilities[1]	284	193
Net deferred tax assets	$2,160	$1,606

[1]	Included in Other liabilities on the Consolidated Balance Sheet.

The amount of temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized on the Consolidated Balance Sheet was $669 million as at October 31, 2020 (October 31, 2019 – $461 million), of which $5 million (October 31, 2019 – $3 million) is scheduled to expire within five years.

Certain taxable temporary differences associated with the Bank’s investments in subsidiaries, branches and associates, and interests in joint ventures did not result in the recognition of deferred tax liabilities as at October 31, 2020. The total amount of these temporary differences was $81 billion as at October 31, 2020 (October 31, 2019 – $71 billion).

The movement in the net deferred tax asset for the years ended October 31 was as follows:

Deferred Income Tax Expense (Recovery)
(millions of Canadian dollars)	2020				2019
	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total
Deferred income tax expense (recovery)
Allowance for credit losses	$(740)	$–	$–	$(740)	$(120)	$–	$–	$(120)
Trading loans	7	–	–	7	4	–	–	4
Employee benefits	(23)	33	–	10	(87)	(18)	–	(105)
Pensions	(1)	(171)	–	(172)	19	(303)	–	(284)
Losses available for carry forward	(1)	–	–	(1)	(1)	–	–	(1)
Tax credits	95	–	–	95	98	–	–	98
Land, buildings, equipment, and other depreciable assets	(159)	–	(194)	(353)	19	–	–	19
Intangibles	(127)	–	–	(127)	(123)	–	–	(123)
Other deferred tax assets	(148)	–	–	(148)	7	–	(4)	3
Securities	34	843	–	877	56	1,391	–	1,447
Deferred (income) expense	(18)	–	–	(18)	79	–	–	79

Goodwill	16	–	–	16	16	–	(2)	14
Total deferred income tax expense (recovery)	$(1,065)	$705	$(194)	$(554)	$(33)	$1,070	$(6)	$1,031